United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title: Operations Manager
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, October 25, 2012
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None




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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:   $240,790 (x1000)



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									Form 13-F INFORMATION TABLE



								Value	 Shares/       SH/ Put/ Inv. Other      Vtg.Auth.
Name of Issuer			Title of Class	Cusip		x$1000	 Prn Amt.      PRN Call Disc Mgrs.      Sole
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BARRICK GOLD CORP		com		067901108	8,329	382,400		SH	sole		382,400
ARCH COAL INC			com		039380100	8,329	199,450		SH	sole		199,450
ALCATEL-LUCENT-SPONSORED ADR	spons adr	013904305	2,732	2,483,940	SH	sole		2,483,940
AMKOR TECHNOLOGY INC		com		031652100	8,620	1,952,330	SH	sole		1,952,330
ALPHA NATURAL RESOURCES INC	com		02076X102	9,467	1,440,850	SH	sole		1,440,850
YAMANA GOLD INC			com		98462Y100	14,176	741,810		SH	sole		741,810
ABRAXAS PETROLEUM CORP		com		003830106	6,049	2,629,262	SH	sole		2,629,262
BP PLC-SPONS ADR		spons adr	055622104	14,690	346,800		SH	sole		346,800
CELESTICA INC			sub vtg shs	15101Q108	6,681	935,730		SH	sole		935,730
CLEARWIRE CORP-CLASS A		cl a		18538Q105	5,500	4,104,190	SH	sole		4,104,190
CONOCOPHILLIPS			com		20825C104	7,322	128,050		SH	sole		128,050
CALLON PETROLEUM CO		com		13123X102	6,097	991,390		SH	sole		991,390
PowerShares DB Agriculture Fund	db ag		73936B408	4,245	144,340		SH	sole		144,340
PowerShares DB Base Metals Fund	sb base met	73936B705	8,403	424,400		SH	sole		424,400
ENSCO PLC-CL A	shs 		cl a		G3157S106	262	4,800		SH	sole		4,800
FREEPORT-MCMORAN COPPER		com		35671D857	8,644	218,380		SH	sole		218,380
FLEXTRONICS INTL LTD		ord		Y2573F102	8,168	1,361,300	SH	sole		1,361,300
Market Vectors Gold Miners ETF	gold miner etf	57060U100	2,249	41,850		SH	sole		41,850
Market Vectors Jr Gld Min ETF	jr gld min etf	57060U589	1,524	61,650		SH	sole		61,650
GOLD FIELDS LTD-SPONS ADR	spons adr	38059T106	7,484	582,400		SH	sole		582,400
GOLDCORP INC			com		380956409	3,842	83,790		SH	sole		83,790
GOODYEAR TIRE & RUBBER CO	com		382550101	10,106	829,040		SH	sole		829,040
HYPERDYNAMICS CORP		com		448954107	574	789,090		SH	sole		789,090
CHIPMOS TECHNOLOGIES BERMUDA	shs cl a	G2110R114	36,509	2,302,969	SH	sole		2,302,969
NEUTRAL TANDEM INC		com		64128B108	1,673	178,190		SH	sole		178,190
KINROSS GOLD CORP		com no par	496902404	8,034	786,850		SH	sole		786,850
MARATHON OIL CORP		com		565849106	7,093	239,860		SH	sole		239,860
MICRON TECHNOLOGY INC		com		595112103	7,795	1,303,720	SH	sole		1,303,720
TECK RESOURCES LTD-CLS B	cl b		878742204	6,417	217,900		SH	sole		217,900
UNISYS CORP			com new		909214306	7,991	383,780		SH	sole		383,780
UTSTARCOM HOLDINGS CORP		com		G9310A106	2,196	2,132,650	SH	sole		2,132,650
WARREN RESOURCES INC		com		93564A100	9,588	3,153,440	SH	sole		3,153,440





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